5. STOCKHOLDERS' EQUITY	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
NOTE 5 - STOCKHOLDERS' EQUITY

The Company is authorized to issue up to 5,000,000 shares of its $0.001 par value preferred stock and up to 200,000,000 shares of its $0.001 par value common stock.  During the year ended December 31, 2013, the Company amended its certificate of incorporation to increase the number of common shares from 100,000,000 to 200,000,000. The amendment went into effect September 7, 2013.

Preferred Stock

No shares of preferred stock have been issued and the terms of such preferred stock have not been designated by the Board of Directors.

Common Stock

On March 14, 2013, the Company issued 500,000 shares of its common stock at a price per share of $0.50 and issued a warrant to purchase 250,000 additional shares for $1.00 per share for gross proceeds of $250,000 to CJY Holdings Limited, a company controlled by Conroy Cheng's brother Cheng Chi Him. The warrant is exercisable immediately and has a five year term. The Company has evaluated these warrants for proper classification based on terms of the warrant agreement and has determined that equity classification is appropriate. The Company estimated the relative fair value of the warrant to be $35,457 using the Black Scholes model, which has been recorded as a component of permanent equity in additional paid in capital.

On April 29, 2013, the Company issued a warrant to purchase 100,000 of common stock for $1.00 per share in exchange for consulting services rendered. The warrant associated with the consulting agreement is exercisable immediately and has a five year term. The Company has evaluated these warrants for proper classification based on terms of the warrant agreement and has determined that equity classification is appropriate. The Company estimated the fair value of the warrant to be $19,865 using the Black Scholes model, which has been recorded as a component of permanent equity in additional paid in capital.

On April 30, 2013, the Company issued 52,000 shares of its common stock with a fair value of $28,080 in exchange for consulting services rendered during February through April 2013 in connection with two separate consulting agreements.

On June 28, 2013, the Company issued 40,000 shares of its common stock with a fair value of $14,000 in exchange for consulting services rendered during May and June in connection with two separate consulting agreements.

Between July and September 2013, the Company conducted four closings of its private placement of securities with accredited investors pursuant to which the investors purchased in aggregate 17,659,007 shares of the Company’s common stock and warrants to purchase an additional 8,829,484 shares of common stock at an exercise price of $0.50 per share (the Investor Warrants) for total gross proceeds of $5,297,698. In addition, the Company issued warrants to the Placement Agent in exchange for services to purchase in aggregate 1,808,849 shares for $0.30 per share (the Placement Agent Warrants).  The Investor Warrants and Placement Agent Warrants are currently exercisable and have a five year term. The Company has evaluated these warrants for proper classification based on terms of the warrant agreements and has determined that equity classification is appropriate. The Company estimated the relative fair value of the Investor Warrants associated with the investor subscription agreements and Placement Agent Warrants as $1,279,093 and $288,101, respectively, using the Black Scholes model, which has been recorded as a component of permanent equity in additional paid in capital. In addition, issuance costs paid by the Company in connection with the private placement offering totaled $408,270.  CJY Holdings Limited purchased 6,666,660 shares and 3,333,320 Investor Warrants included in this Private Placement on the same terms as the other participants purchasing shares in the transaction.

During September 2013, the Company issued 52,000 shares of its common stock with a fair value of $22,920 in exchange for consulting services rendered during July through September 2013 in connection with two separate consulting agreements.

During October 2013, the Company conducted an additional closing of its private placement of securities to related parties and affiliates resulting in the purchase of 153,334 shares of the Company’s common stock and warrants to purchase 76,666 additional shares of common stock at an exercise price of $0.50 per share for total gross proceeds of $46,000. The warrant associated with the subscription agreement is exercisable immediately and has a five year term. The Company estimated the relative fair value of the warrants as $13,411 using the Black Scholes model which has been recorded as a component of permanent equity in additional paid in capital.

During October 2013, the Company issued 43,860 shares of its common stock with a fair value of $61,404 in exchange for consulting services rendered during August through October 2013 in connection with a consulting agreement.

During October 2013, the Company entered into a consulting agreement under which it is required to pay the consultant a monthly fee consisting of $10,000 paid in cash and a warrant to purchase 265,000 shares of common stock at an exercise price of $0.50 per share.  The warrant associated with the consulting agreement is exercisable immediately and has a five year term.  The Company estimated the fair value of the warrant at $263,036 using the Black Scholes model which has been recorded as a component of permanent equity in additional paid in capital.

On November 18, 2013, the Company issued 22,000 shares of its common stock with a fair value of $32,120 in exchange for consulting services rendered during November 2013 in connection with a consulting agreement.

During December 2013, the Company issued 35,316 shares of its common stock with a fair value of $49,292 in exchange for consulting services rendered during September through December 2013 in connection with two separate consulting agreements.

During the year ended December 31, 2013, the Company received $270,000 of cash proceeds in connection with a potential private placement financing expected to be executed during 2014. As of December 31, 2013, the terms of the private placement were not secured and the Company had recorded the $270,000 of proceeds as a stock subscription in accrued expenses and other current liabilities within the accompanying balance sheet.  Subsequent to the year ended December 31, 2013, the Company returned $20,000 of cash proceeds as the terms of the private placement were not secured.

During the three months ended March 31, 2014, the Company issued 99,000 shares of its common stock with a fair value of $74,160 in exchange for consulting services rendered during those periods in connection with three separate consulting agreements.

On March 31, 2014, the Company issued 833,340 shares of common stock at a price per share of $0.60 and issued warrants to purchase 416,670 additional shares of common stock with an exercise price of $1.00 per share for gross proceeds of $500,000.  The Company had received $250,000 of these proceeds during the fourth quarter of 2013 which was recorded as a stock subscription in accrued expenses and other current liabilities in the accompanying balance sheet as of December 31, 2013.   The warrants are exercisable immediately and have a five year term.  The Company has evaluated these warrants for proper classification based on terms of the warrant agreement and has determined that equity classification is appropriate. The Company estimated the relative fair value of the warrant to be $125,251 using the Black Scholes model, which has been recorded as a component of permanent equity in additional paid in capital.

During the three months ended June 30, 2014, the Company issued 36,000 shares of its common stock with a fair value of $21,540 in exchange for consulting services rendered during those periods in connection with two separate consulting agreements.

In August 2014, the Company issued warrants to purchase 125,000 of common stock with an exercise price of $0.60 to the March 2014 common stock investors in lieu of their registration rights.  The warrants are exercisable immediately and have a five year term.  The Company has evaluated these warrants for proper classification based on terms of the warrant agreement to be $35,836 using the Black Scholes model, which has been recorded as a component of permanent equity in additional paid-in capital.

During the three months ended September 30, 2014, the Company issued 54,500 shares of its common stock with a fair value of $21,715 in exchange for consulting services rendered during those periods in connection with seven separate consulting agreements.

During the three months ended December 31, 2014, the Company issued 43,500 shares of its common stock with a fair value of $13,575 in exchange for consulting services rendered during those periods in connection with three separate consulting agreements.

Common Stock Warrants

The Company accounts for warrants as either equity instruments or liabilities depending on the specific terms of the warrant agreement. As of December 31, 2014, the Company had 12,516,669 warrants outstanding which are all classified as equity instruments and are fully exercisable as of December 31, 2014. The following table summarizes outstanding and exercisable common stock warrants as of December 31, 2014:

Offering	Number of Shares Issuable	Exercise Price	Expiration Date
March 2012 Private Placement	20,000	$1.15	March 20, 2017
November 2012 Private Placement	625,000	$1.00	November 13, 2017
February 2013 Issued to Consultant	100,000	$1.00	February 1, 2018
February 2013 Private Placement	250,000	$1.00	February 27, 2018
July 2013 Private Placement	3,333,320	$0.50	July 23, 2018
August 2013 Private Placement	1,414,113	$0.50	August 6, 2018
August 2013 Private Placement	1,130,223	$0.50	August 30, 2018
August 2013 Issued to Placement Agent	1,808,849	$0.30	August 30, 2018
September 2013 Private Placement	2,951,828	$0.50	September 30, 2018
October 2013 Private Placement	76,666	$0.50	September 30, 2018
October 2013 Issued to Consultant	265,000	$0.50	October 15, 2018
March 2014 Private Placement	416,670	$1.00	March 31, 2019
August 2014 Private Placement	125,000	$0.60	August 7, 2019
	12,516,669

The Company is authorized to issue up to 5,000,000 shares of its $0.001 par value preferred stock and up to 200,000,000 shares of its $0.001 par value common stock.  During the year ended December 31, 2013, the Company amended its certificate of incorporation to increase the number of common shares from 100,000,000 to 200,000,000. The amendment went into effect September 7, 2013.

Preferred Stock

No shares of preferred stock have been issued and the terms of such preferred stock have not been designated by the Board of Directors.

Common Stock

On May 7, 2012 the Company issued 20,000 shares of common stock at a price per share of $1.10 and issued a warrant to purchase an additional 20,000 shares of common stock at $1.15 per share for gross proceeds of $22,000. The warrant is exercisable immediately and has a five year term. The Company has evaluated these warrants for proper classification based on terms of the warrant agreement and has determined that equity classification is appropriate. The Company estimated the relative fair value of the warrant to be $8,754 using the Black Scholes model, which has been recorded as a component of permanent equity in additional paid in capital.

During May 2012 the Company entered into a consulting agreement under which it is required to pay the consultant a monthly fee consisting of 25,000 shares of restricted common stock beginning May 21, 2012 through May 21, 2013. As of December 31, 2012 the Company had issued 150,000 shares due under this agreement for services rendered during June through November 2012 with a fair value of $76,500.  An accrual in the amount of $14,000 representing the fair value of the 33,333 unissued shares for services rendered in December 2012 was included in the accompanying December 31, 2012 balance sheet.  The 33,333 shares were subsequently issued during the year ended December 31, 2013.  An additional 12,000 shares were issued in January 2013 for services performed in January.  The agreement was terminated in January 2013.

During June 2012 the Company issued 80,000 shares of its common stock with a fair value of $40,800 in exchange for professional consulting services.

On June 29, 2012 the Company issued 1,000,000 shares to an affiliate of Advance Pharmaceutical Co., Ltd. (APC) in a private placement for net proceeds of $500,000. APC is licensed to distribute SUGARDOWN® in Hong Kong, China and Macau.  The Company reviewed the private placement issuance and determined that the issuance price of $0.50 per share approximates fair value as of the date of issuance.

During July 2012 the Company entered into a consulting agreement under which it is required to pay the consultant a monthly fee consisting of $4,000 paid in cash and 7,500 shares of restricted common stock.  As of December 31, 2012 the Company has issued the 22,500 total shares due under this agreement for services rendered during July, August and September 2012 with an aggregate fair value of $11,475.  The agreement was terminated as of September 30, 2012.

On November 13, 2012 the Company issued 1,250,000 shares of its common stock at a price per share of $0.50 and issued a warrant to purchase 625,000 additional shares for $1.00 per share for gross proceeds of $625,000. The warrant is exercisable immediately and has a five year term. The Company has evaluated these warrants for proper classification based on terms of the warrant agreement and has determined that equity classification is appropriate. The Company estimated the relative fair value of the warrant to be $124,019 using the Black Scholes model, which has been recorded as a component of permanent equity in additional paid in capital.

On March 14, 2013 the Company issued 500,000 shares of its common stock at a price per share of $0.50 and issued a warrant to purchase 250,000 additional shares for $1.00 per share for gross proceeds of $250,000 to CJY Holdings Limited, a company controlled by Conroy Cheng's brother Cheng Chi Him. The warrant is exercisable immediately and has a five year term. The Company has evaluated these warrants for proper classification based on terms of the warrant agreement and has determined that equity classification is appropriate. The Company estimated the relative fair value of the warrant to be $35,457 using the Black Scholes model, which has been recorded as a component of permanent equity in additional paid in capital.

On April 29, 2013 the Company issued a warrant to purchase 100,000 of common stock for $1.00 per share in exchange for consulting services rendered. The warrant associated with the consulting agreement is exercisable immediately and has a five year term. The Company has evaluated these warrants for proper classification based on terms of the warrant agreement and has determined that equity classification is appropriate. The Company estimated the fair value of the warrant to be $19,865 using the Black Scholes model, which has been recorded as a component of permanent equity in additional paid in capital.

On April 30, 2013 the Company issued 52,000 shares of its common stock with a fair value of $28,080 in exchange for consulting services rendered during February through April 2013 in connection with two separate consulting agreements.

On June 28, 2013 the Company issued 40,000 shares of its common stock with a fair value of $14,000 in exchange for consulting services rendered during May and June in connection with two separate consulting agreements.

Between July and September 2013, the Company conducted four closings of its private placement of securities with accredited investors pursuant to which the investors purchased in aggregate 17,659,007 shares of the Company’s common stock and warrants to purchase an additional 8,829,484 shares of common stock at an exercise price of $0.50 per share (the Investor Warrants) for total gross proceeds of $5,297,698. In addition, the Company issued warrants to the Placement Agent in exchange for services to purchase in aggregate 1,808,849 shares for $0.30 per share (the Placement Agent Warrants).  The Investor Warrants and Placement Agent Warrants are currently exercisable and have a five year term. The Company has evaluated these warrants for proper classification based on terms of the warrant agreements and has determined that equity classification is appropriate. The Company estimated the relative fair value of the Investor Warrants associated with the investor subscription agreements and Placement Agent Warrants as $1,279,093 and $288,101, respectively, using the Black Scholes model, which has been recorded as a component of permanent equity in additional paid in capital. In addition, issuance costs paid by the Company in connection with the private placement offering totaled $408,270.  CJY Holdings Limited purchased 6,666,660 shares and 3,333,320 Investor Warrants included in this Private Placement on the same terns as the other participants purchasing shares in the transaction.

During September 2013 the Company issued 52,000 shares of its common stock with a fair value of $22,920 in exchange for consulting services rendered during July through September 2013 in connection with two separate consulting agreements.

During October 2013 the Company conducted an additional closing of its private placement of securities to related parties and affiliates resulting in the purchase of 153,334 shares of the Company’s common stock and warrants to purchase 76,666 additional shares of common stock at an exercise price of $0.50 per share for total gross proceeds of $46,000. The warrant associated with the subscription agreement is exercisable immediately and has a five year term. The Company estimated the relative fair value of the warrants as $13,411 using the Black Scholes model which has been recorded as a component of permanent equity in additional paid in capital.

During October 2013 the Company issued 43,860 shares of its common stock with a fair value of $61,404 in exchange for consulting services rendered during August through October 2013 in connection with a consulting agreement.

During October 2013 the Company entered into a consulting agreement under which it is required to pay the consultant a monthly fee consisting of $10,000 paid in cash and a warrant to purchase 265,000 shares of common stock at an exercise price of $0.50 per share.  The warrant associated with the consulting agreement is exercisable immediately and has a five year term.  The Company estimated the fair value of the warrant at $263,036 using the Black Scholes model which has been recorded as a component of permanent equity in additional paid in capital.

On November 18, 2013 the Company issued 22,000 shares of its common stock with a fair value of $32,120 in exchange for consulting services rendered during November 2013 in connection with a consulting agreement.

During December 2013 the Company issued 35,316 shares of its common stock with a fair value of $49,292 in exchange for consulting services rendered during September through December 2013 in connection with two separate consulting agreements.

During the year ended December 31, 2013, the Company received $270,000 of cash proceeds in connection with a potential private placement financing expected to be executed during 2014. As of December 31, 2013, the terms of the private placement were not secured and the Company had recorded the $270,000 of proceeds as a stock subscription in accrued expenses and other current liabilities within the accompanying balance sheet.